Revenue and segmented information	6 Months Ended
Jun. 30, 2023
Revenue and segmented information
Revenue And Segmented Information

20. Revenue and segmented information

IFRS 8 requires operating segments to be determined based on the Company’s internal reporting to the Chief Operating Decision Maker (“CODM”). The CODM has been determined to be the Company’s chief executive officer as he is primarily responsible for the allocation of resources and the assessment of performance. The CODM uses gross profit, as reviewed at periodic business review meetings, as the key measure of the Company’s results as it reflects the Company’s underlying performance for the period under evaluation.

The CODM’s primary focus for review and resource allocation is the Company as a whole and not any component part of the business. Having considered these factors, management has judged that the Company has one operating segment under IFRS 8.

The following disaggregates revenue by revenue stream and geographic region for the three and six months ended June 30, 2023, and 2022.

Three months ended June 30, 2023
	United Kingdom	USA	Canada	Spain	Total
Revenue channel	$	$	$	$	$
Team Revenue	-	2,876,908	-	-	2,876,908
Agency Revenue	774,175	1,957,831	-	-	2,732,006
Content production	-	196,326	-	-	196,326
SaaS	-	1,648,554	-	662,179	2,310,733
Advertising	-	6,122,837	-	-	6,122,837
Total Revenue	774,175	12,802,456	-	662,179	14,238,810

Cost of sales	637,568	9,462,596	-	70,472	10,170,636
Gross profit	136,607	3,339,860	-	591,707	4,068,174

Three months ended June 30, 2022
	United Kingdom	USA	Canada	Mexico	Total
Revenue channel	$	$	$	$	$
Team Revenue	-	2,380,728	-	-	2,380,728
Agency Revenue	1,226,354	2,711,810	-	-	3,938,164
Content production	-	337,000	-	-	337,000
SaaS	-	-	-	-	-
Advertising	-	-	-	-	-
Total Revenue	1,226,354	5,429,538	-	-	6,655,892

Cost of sales	1,001,932	2,636,799	-	-	3,638,731
Gross profit	224,422	2,792,739	-	-	3,017,161
Six months ended June 30, 2023
	United Kingdom	USA	Canada	Spain	Total
Revenue channel	$	$	$	$	$
Team Revenue	-	5,037,559	-	-	5,037,559
Agency Revenue	1,408,548	3,918,291	-	-	5,326,839
Content production	-	391,555	-	-	391,555
SaaS	-	1,648,554	-	662,179	2,310,733
Advertising	-	6,122,837	-	-	6,122,837
Total Revenue	1,408,548	17,118,796	-	662,179	19,189,523

Cost of sales	1,169,414	11,951,960	-	70,472	13,191,846
Gross profit	239,134	5,166,836	-	591,707	5,997,677

Six months ended June 30, 2022
	United Kingdom	USA	Canada	Mexico	Total
Revenue channel	$	$	$	$	$
Team Revenue	-	4,204,242	-	99,848	4,304,090
Agency Revenue	2,494,751	4,437,625	-	-	6,932,376
Content production	-	459,500	-	-	459,500
SaaS	-	-	-	-	-
Advertising	-	-	-	-	-
Total Revenue	2,494,751	9,101,367	-	99,848	11,695,966

Cost of sales	2,012,566	4,969,087	-	51,951	7,033,604
Gross profit	482,185	4,132,280	-	47,897	4,662,362